Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 33.7%
Communication Services — 4.2%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$133,838
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	143,434
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	32,808
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,481
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,836
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	56,425
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	65,111
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	7,026
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	20,249
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	150,000	132,703
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	48,824
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	55,947
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	67,669
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	132,000	116,352
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	67,235
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	182,000	176,743 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	99,342
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	56,217
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	50,000	38,518
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	8,007
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	40,102
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,779
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	77,027
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	18,698
Total Diversified Telecommunication Services				1,501,371
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	56,793
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	68,297
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	70,000	65,950
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	90,000	79,324
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	20,000	16,005
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	7,296
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	30,000	21,731
Total Entertainment				315,396
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	260,000	231,163 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,000	9,998
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	220,000	215,805
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	149,359
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	40,000	34,549
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	$108,537
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	80,000	82,338
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	72,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,292
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	25,893
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	31,771
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	29,214
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	56,252
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	39,246
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	59,363
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	47,326
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	166,885
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	32,830
Comcast Corp., Senior Notes	3.969%	11/1/47	130,000	100,467
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	7,750
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	34,646
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	36,198
Comcast Corp., Senior Notes	2.887%	11/1/51	50,000	30,518
Comcast Corp., Senior Notes	5.350%	5/15/53	130,000	121,351
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	15,877
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	17,409
DISH DBS Corp., Senior Notes	5.125%	6/1/29	40,000	26,149
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	27,595 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	8,452 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	30,000	32,145
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	38,590
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	39,702
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,505
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	82,590
Total Media				2,030,939
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	510,000	370,468 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	100,000	98,197
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	30,000	29,985
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	19,608
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,713
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	55,593
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	57,049
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	370,000	354,813
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	$44,093
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	44,809
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	120,339
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	150,000	129,801
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	190,335
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	30,000	26,421
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,519
Total Wireless Telecommunication Services				1,575,743

Total Communication Services				5,423,449
Consumer Discretionary — 3.3%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	210,000	195,081 (a)
Automobiles — 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	100,000	82,457
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	107,901
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	22,778
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	197,146
General Motors Co., Senior Notes	6.125%	10/1/25	108,000	108,556
General Motors Co., Senior Notes	5.600%	10/15/32	40,000	39,687
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,330
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	19,824
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	470,000	465,103 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	230,000	223,757 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	95,500 (a)
Total Automobiles				1,373,039
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	71,965
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	54,489
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	16,483
Prosus NV, Senior Notes	3.061%	7/13/31	260,000	224,358 (a)
Total Broadline Retail				367,295
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp., Senior Notes	6.125%	2/15/33	190,000	187,376 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	90,000	89,199 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	160,000	159,163
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	47,070
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	70,000	71,583
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	85,902
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,303
McDonald’s Corp., Senior Notes	4.200%	4/1/50	110,000	88,509
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	210,000	209,311 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	80,000	84,204 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	220,000	220,033 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	230,000	229,946
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	189,597
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	181,017
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	230,000	$230,922 (a)
Total Hotels, Restaurants & Leisure				2,081,135
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,866
Home Depot Inc., Senior Notes	2.700%	4/15/30	70,000	64,277
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	55,521
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,936
Home Depot Inc., Senior Notes	3.350%	4/15/50	110,000	77,524
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	39,700
Total Specialty Retail				254,824
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	31,609

Total Consumer Discretionary				4,302,983
Consumer Staples — 1.2%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	75,000	69,219
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	140,000	141,446
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	50,000	50,109
Total Beverages				260,774
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	80,000	78,210
Food Products — 0.2%
Mars Inc., Senior Notes	5.000%	3/1/32	20,000	20,092 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	60,323 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	180,000	179,977 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	20,000	19,938
Total Food Products				280,330
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	70,000	70,136
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	19,950
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	13,030
Altria Group Inc., Senior Notes	2.450%	2/4/32	100,000	84,411
Altria Group Inc., Senior Notes	6.875%	11/1/33	70,000	77,222
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	29,329
Altria Group Inc., Senior Notes	5.950%	2/14/49	200,000	197,637
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	39,040
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	63,962
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	90,967
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	20,355
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	60,584
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,785
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	76,416
Total Tobacco				781,688

Total Consumer Staples				1,471,138
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 5.4%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	$19,193
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	27,016
Total Energy Equipment & Services				46,209
Oil, Gas & Consumable Fuels — 5.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	70,000	72,466 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	57,269
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	110,000	71,178
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,732 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	135,502 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	29,690
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	18,766
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	80,000	70,443
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,803
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	90,000	92,965 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	90,000	86,315 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	117,643
Continental Resources Inc., Senior Notes	5.750%	1/15/31	30,000	30,244 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	24,353
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	240,000	236,320
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	108,480
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	20,947 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	10,000	10,053
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	39,304
Devon Energy Corp., Senior Notes	5.600%	7/15/41	160,000	149,440
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	25,200
Devon Energy Corp., Senior Notes	5.000%	6/15/45	140,000	118,870
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	60,000	56,776
Ecopetrol SA, Senior Notes	5.875%	5/28/45	220,000	154,687
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	50,066 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	100,363 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	50,000	50,719 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	69,839
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	40,277
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,363
Energy Transfer LP, Senior Notes	3.750%	5/15/30	60,000	56,756
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	139,988
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,977
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,963
Energy Transfer LP, Senior Notes	6.250%	4/15/49	50,000	49,647
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	100,000	99,060
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	28,426
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	120,000	110,904
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	110,000	$108,383
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	88,756
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,885
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,080
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	29,087
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	40,000	38,879
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	29,254
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	29,420 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	30,000	27,373
EQT Corp., Senior Notes	5.000%	1/15/29	70,000	70,486
EQT Corp., Senior Notes	3.625%	5/15/31	90,000	82,255 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	100,000	99,341
Expand Energy Corp., Senior Notes	4.750%	2/1/32	50,000	47,338
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	32,952
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	8,355
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	70,000	50,115
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	197,962 (a)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,412
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	59,942
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,786
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	45,777
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	8,934
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,020
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	105,421
MPLX LP, Senior Notes	4.700%	4/15/48	10,000	8,190
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	10,047
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	88,625
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	48,630
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	381,963
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	78,693
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	30,000	30,904
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	69,309
ONEOK Inc., Senior Notes	5.550%	11/1/26	20,000	20,271
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	41,627
ONEOK Inc., Senior Notes	6.050%	9/1/33	20,000	20,833
ONEOK Inc., Senior Notes	6.625%	9/1/53	40,000	41,885
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	80,000	79,746 (a)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	60,000	59,681
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	52,296
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	38,084 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	180,651 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	80,000	73,615
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	10,000	8,872
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	170,000	145,077
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	40,000	32,065
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	360,000	$248,702
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	57,127
Targa Resources Corp., Senior Notes	4.950%	4/15/52	50,000	42,265
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	80,032
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,192
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	58,762
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,233
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	45,639 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	190,000	193,441
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	51,688 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	210,000	207,040 (a)
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	19,810
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	76,386
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	42,653
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	37,392
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,446
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	90,601
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	24,065
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	180,000	177,675
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	95,195
Total Oil, Gas & Consumable Fuels				6,960,415

Total Energy				7,006,624
Financials — 10.5%
Banks — 6.9%
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	148,641
Bank of America Corp., Senior Notes	5.000%	1/21/44	80,000	75,015
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	207,144 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	260,565 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	20,000	17,541 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	466,255 (c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	39,000 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	40,000	38,932 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	130,000	102,239 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	132,063 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	60,000	59,760 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	180,000	173,993 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	39,943
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	119,652
Bank of Montreal, Senior Notes	1.850%	5/1/25	40,000	39,909
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	28,988 (c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	79,492
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	100,000	$92,414 (c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	209,665 (a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	199,020 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	290,000	293,166 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	200,000	209,250 (a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	199,396 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	45,934
Citigroup Inc., Senior Notes	4.650%	7/30/45	45,000	39,432
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	383,078 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	69,977 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	80,000	73,204 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	107,229 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	120,167 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	50,000	49,045 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,998
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	210,000	209,058
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	167,316
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	12,162
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	59,414
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	248,022 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	198,602 (a)(c)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	199,053 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	179,718 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	260,000	259,579 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	314,193 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	210,000	181,686 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	30,235 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	26,664 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	240,000	233,318 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	27,367
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	194,297 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	123,415 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	10,000	10,016 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	70,000	69,544
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	80,000	75,070
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	50,000	50,400
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	79,456
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	20,000	$19,316
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	100,000	101,693 (c)
US Bancorp, Senior Notes	1.450%	5/12/25	10,000	9,962
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	90,000	92,834 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	50,000	51,612 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	140,000	136,944
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	207,109
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	160,000	152,732 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	44,876 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	110,000	108,158 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	440,000	396,363 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	61,075 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	123,287 (c)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	190,000	161,402
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	110,000	95,455
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	90,000	75,949
Total Banks				8,917,459
Capital Markets — 3.0%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	110,000	112,068
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	53,243 (c)
Credit Suisse AG AT1 Claim	—	—	590,000	0 *(d)(e)(f)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	220,000	220,000
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	140,000	137,868
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	105,545
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	17,682
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	260,000	224,788 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	21,210 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	14,760 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	39,272 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	117,182 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	256,475 (c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	80,000	79,803
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	127,076
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	210,000	209,588 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	25,759 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	140,000	132,234 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	200,000	195,671 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	49,760 (c)
UBS AG, Senior Notes	7.500%	2/15/28	480,000	517,004
UBS AG, Senior Notes	4.500%	6/26/48	200,000	171,045
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	260,000	283,020 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	$250,145
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	241,091 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	305,594 (a)(c)
Total Capital Markets				3,907,883
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	50,000	49,436
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	144,988
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	59,335
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	70,000	71,961 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	20,000	19,694 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	30,000	23,779
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	26,848
Visa Inc., Senior Notes	4.300%	12/14/45	50,000	43,628
Total Financial Services				390,233
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	150,000	152,786
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	29,760 (a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	29,765 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	9,085 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	60,000	53,881 (a)
Total Insurance				275,277

Total Financials				13,540,288
Health Care — 3.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	202,575
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	255,141
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	81,298
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	120,893
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,173
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	82,912
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,009
Total Biotechnology				797,001
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	7,001
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	70,000	70,978 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	100,000	102,040
Solventum Corp., Senior Notes	5.450%	3/13/31	100,000	101,918
Solventum Corp., Senior Notes	5.600%	3/23/34	130,000	131,832
Solventum Corp., Senior Notes	5.900%	4/30/54	100,000	98,985
Total Health Care Equipment & Supplies				512,754
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	48,828
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	9,052
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,756
Cigna Group, Senior Notes	4.375%	10/15/28	140,000	138,975
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Cigna Group, Senior Notes	4.800%	8/15/38	40,000	$37,397
CVS Health Corp., Senior Notes	3.875%	7/20/25	10,000	9,972
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,437
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	134,391
CVS Health Corp., Senior Notes	3.750%	4/1/30	140,000	132,167
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	66,709
CVS Health Corp., Senior Notes	4.125%	4/1/40	9,000	7,325
CVS Health Corp., Senior Notes	5.125%	7/20/45	50,000	43,624
Elevance Health Inc., Senior Notes	4.100%	5/15/32	40,000	37,937
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	57,601
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	30,002
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	30,092
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	60,339
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	39,877
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	102,305
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	110,601
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	20,000
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	404,523
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	24,649
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	26,510
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,509
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	86,557
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	99,508
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	16,245
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	16,712
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	18,929
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	100,000	66,904
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	35,863
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,067
Total Health Care Providers & Services				1,975,363
Pharmaceuticals — 1.1%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	198,991 (a)(g)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	60,230 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	13,621 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	9,996 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	80,000	81,929
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	130,000	132,314
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	30,000	29,586
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	30,000	29,416
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	118,747
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	28,148
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	100,000	93,314
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	70,000	43,369
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	61,120
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	449,847
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	$10,602
Total Pharmaceuticals				1,361,230

Total Health Care				4,646,348
Industrials — 2.6%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,655
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	38,590
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	48,186
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	46,966
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	15,668
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	21,048
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,845
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	38,641
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	20,000	18,544
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	60,000	56,729
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	28,684
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	190,000	152,082
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	27,848
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	77,468
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	150,000	141,963
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	177,531
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	133,313
RTX Corp., Senior Notes	6.000%	3/15/31	90,000	95,627
RTX Corp., Senior Notes	4.500%	6/1/42	80,000	70,408
RTX Corp., Senior Notes	3.030%	3/15/52	80,000	50,781
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	50,000	50,572 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	150,000	154,513 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	60,000	60,840 (a)
Total Aerospace & Defense				1,534,502
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	60,000	60,430 (a)
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	70,000	69,077
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	70,000	72,245 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	70,000	69,406 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	69,798
Total Commercial Services & Supplies				280,526
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	70,000	60,101
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	30,000	18,871
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	80,000	52,132
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	196,379
Union Pacific Corp., Senior Notes	3.839%	3/20/60	90,000	65,424
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	41,045
Total Ground Transportation				373,851
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	130,000	$129,562
Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	142,215 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	110,000	111,993
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	21,750	21,677 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	50,000	49,808 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	40,500	40,700 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	37,838	33,723 (a)(h)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	20,000	19,697 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	130,000	123,114 (a)
Total Passenger Airlines				542,927
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	101,751
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	60,000	54,492
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	53,045
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	120,000	120,225 (a)
Total Trading Companies & Distributors				329,513

Total Industrials				3,311,412
Information Technology — 1.0%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	80,000	80,699 (a)
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	19,362
Broadcom Inc., Senior Notes	3.137%	11/15/35	170,000	140,967 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,619 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	200,000	200,676 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	56,444
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	11,770
Intel Corp., Senior Notes	5.700%	2/10/53	30,000	27,596
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	60,687
Micron Technology Inc., Senior Notes	5.875%	2/9/33	50,000	51,809
NVIDIA Corp., Senior Notes	3.700%	4/1/60	90,000	67,487
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,965
Total Semiconductors & Semiconductor Equipment				666,382
Software — 0.4%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,465
Microsoft Corp., Senior Notes	2.921%	3/17/52	45,000	30,206
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,189
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	119,748
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	116,425
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	13,906
Oracle Corp., Senior Notes	5.375%	9/27/54	70,000	63,881
Synopsys Inc., Senior Notes	4.850%	4/1/30	40,000	40,272
Synopsys Inc., Senior Notes	5.000%	4/1/32	30,000	30,087
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Synopsys Inc., Senior Notes	5.150%	4/1/35	30,000	$30,169
Synopsys Inc., Senior Notes	5.700%	4/1/55	50,000	49,681
Total Software				508,029

Total Information Technology				1,255,110
Materials — 1.1%
Chemicals — 0.5%
OCP SA, Senior Notes	7.500%	5/2/54	340,000	348,879 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	249,720 (a)
Total Chemicals				598,599
Metals & Mining — 0.5%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	60,000	59,789
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	20,000	18,726
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	29,333
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	40,050
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	112,622
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,338 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	68,610 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	120,502 (a)(g)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	50,356 (a)(g)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	150,000	138,807
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,023
Total Metals & Mining				698,156
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	190,000	161,932

Total Materials				1,458,687
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	80,000	80,041

Utilities — 0.7%
Electric Utilities — 0.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	70,000	60,149 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	50,000	49,726
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	40,000	38,884
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	91,454
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	29,252
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	80,000	78,685
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	110,000	94,167
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	60,000	61,308
Georgia Power Co., Senior Notes	5.200%	3/15/35	50,000	50,357
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	20,000	20,093 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	40,463 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	80,000	75,062
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	70,000	60,193
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	22,083
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	46,581
Total Electric Utilities				818,457
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	$9,461
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	50,000	38,722
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	30,000	33,704
Total Multi-Utilities				81,887

Total Utilities				900,344
Total Corporate Bonds & Notes (Cost — $44,984,632)				43,396,424
Mortgage-Backed Securities — 27.2%
FHLMC — 4.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	14,656	14,160
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 1/1/38	105,118	101,067
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 11/1/51	2,123,577	1,801,557
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 5/1/41	886,635	736,133
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51- 3/1/52	488,947	393,573 (g)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	664,704	657,941
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/53- 7/1/53	812,729	788,628
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/53- 4/1/54	349,405	351,071
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	3.141%	11/1/47	178,944	181,026 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	185,961	181,754 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	225,998	210,648
Total FHLMC				5,417,558
FNMA — 17.1%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	506,839
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	100,000	101,422
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 11/1/48	1,157,325	1,069,441
Federal National Mortgage Association (FNMA)	3.000%	4/1/36- 9/1/40	673,103	631,583
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	1,288,166	1,106,114
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	91,975
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 5/1/52	2,046,985	1,710,081
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	935,824	888,233
Federal National Mortgage Association (FNMA)	3.500%	1/1/50	86,326	78,880 (g)
Federal National Mortgage Association (FNMA)	4.500%	3/1/50- 1/1/59	482,180	466,384
Federal National Mortgage Association (FNMA)	2.000%	3/1/52	297,268	240,047 (g)
Federal National Mortgage Association (FNMA)	2.500%	3/1/52	406,305	342,858 (g)
Federal National Mortgage Association (FNMA)	3.000%	6/1/52	278,477	243,947 (g)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	235,660	$235,055
Federal National Mortgage Association (FNMA)	6.000%	7/1/53	160,748	165,736
Federal National Mortgage Association (FNMA)	2.000%	4/1/55	600,000	476,934 (i)
Federal National Mortgage Association (FNMA)	2.500%	4/1/55	4,600,000	3,825,683 (i)
Federal National Mortgage Association (FNMA)	3.000%	4/1/55	4,800,000	4,160,628 (i)
Federal National Mortgage Association (FNMA)	5.000%	4/1/55	700,000	686,145 (i)
Federal National Mortgage Association (FNMA)	5.500%	4/1/55	2,100,000	2,097,537 (i)
Federal National Mortgage Association (FNMA)	6.000%	4/1/55	1,800,000	1,828,437 (i)
Federal National Mortgage Association (FNMA)	6.500%	4/1/55	1,000,000	1,031,276 (i)
Total FNMA				21,985,235
GNMA — 5.9%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	78,172	71,032
Government National Mortgage Association (GNMA)	3.500%	5/15/50	34,173	31,294
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 11/20/49	485,898	463,031
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 10/20/47	547,079	505,410
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	986,484	867,714
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	292,174	247,623
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	489,833	471,633
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 8/20/53	329,172	326,300
Government National Mortgage Association (GNMA) II	5.500%	2/20/53	256,701	258,074
Government National Mortgage Association (GNMA) II	6.500%	9/20/53- 11/20/53	151,668	157,338
Government National Mortgage Association (GNMA) II	6.000%	2/20/54	360,331	371,482
Government National Mortgage Association (GNMA) II	2.000%	4/20/55	300,000	245,405 (i)
Government National Mortgage Association (GNMA) II	2.500%	4/20/55	400,000	341,231 (i)
Government National Mortgage Association (GNMA) II	3.000%	4/20/55	300,000	265,758 (i)
Government National Mortgage Association (GNMA) II	3.500%	4/20/55	100,000	91,508 (i)
Government National Mortgage Association (GNMA) II	4.000%	4/20/55	200,000	187,241 (i)
Government National Mortgage Association (GNMA) II	4.500%	4/20/55	300,000	287,859 (i)
Government National Mortgage Association (GNMA) II	5.000%	4/20/55	1,000,000	983,698 (i)
Government National Mortgage Association (GNMA) II	5.500%	4/20/55	1,000,000	1,002,211 (i)
Government National Mortgage Association (GNMA) II	6.000%	4/20/55	300,000	304,514 (i)
Government National Mortgage Association (GNMA) II	6.500%	4/20/55	100,000	102,380 (i)
Total GNMA				7,582,736

Total Mortgage-Backed Securities (Cost — $35,660,089)				34,985,529
U.S. Government & Agency Obligations — 18.9%
U.S. Government Obligations — 18.9%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	156,075
U.S. Treasury Bonds	2.000%	11/15/41	770,000	541,196
U.S. Treasury Bonds	3.875%	2/15/43	840,000	769,109
U.S. Treasury Bonds	3.625%	8/15/43	80,000	70,350
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.500%	2/15/44	150,000	$148,254
U.S. Treasury Bonds	3.125%	8/15/44	110,000	88,756
U.S. Treasury Bonds	4.125%	8/15/44	100,000	93,719
U.S. Treasury Bonds	4.625%	11/15/44	60,000	60,094
U.S. Treasury Bonds	4.750%	2/15/45	210,000	213,872
U.S. Treasury Bonds	3.375%	11/15/48	160,000	129,909
U.S. Treasury Bonds	3.000%	2/15/49	640,000	484,137
U.S. Treasury Bonds	2.875%	5/15/49	290,000	213,830
U.S. Treasury Bonds	2.000%	2/15/50	200,000	121,078
U.S. Treasury Bonds	1.250%	5/15/50	670,000	332,880
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,188,027
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,083,773
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	935,499
U.S. Treasury Bonds	1.875%	11/15/51	301,000	173,222
U.S. Treasury Bonds	3.000%	8/15/52	60,000	44,694
U.S. Treasury Bonds	4.000%	11/15/52	110,000	99,232
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	968,897
U.S. Treasury Bonds	4.250%	2/15/54	780,000	735,150
U.S. Treasury Bonds	4.625%	5/15/54	430,000	431,520
U.S. Treasury Bonds	4.250%	8/15/54	470,000	443,783
U.S. Treasury Bonds	4.500%	11/15/54	270,000	266,119
U.S. Treasury Notes	5.000%	9/30/25	20,000	20,074
U.S. Treasury Notes	4.875%	11/30/25	510,000	512,304
U.S. Treasury Notes	4.625%	3/15/26	50,000	50,261
U.S. Treasury Notes	1.250%	12/31/26	20,000	19,104
U.S. Treasury Notes	4.125%	7/31/28	40,000	40,287
U.S. Treasury Notes	3.625%	8/31/29	20,000	19,753
U.S. Treasury Notes	4.125%	10/31/29	130,000	130,978
U.S. Treasury Notes	3.875%	11/30/29	110,000	109,678
U.S. Treasury Notes	4.000%	2/28/30	40,000	40,097
U.S. Treasury Notes	4.000%	1/31/31	2,930,000	2,926,910
U.S. Treasury Notes	4.250%	2/28/31	1,960,000	1,983,122
U.S. Treasury Notes	4.625%	5/31/31	4,400,000	4,538,531
U.S. Treasury Notes	4.250%	6/30/31	2,760,000	2,791,050
U.S. Treasury Notes	3.500%	2/15/33	20,000	19,160
U.S. Treasury Notes	3.875%	8/15/34	430,000	419,216
U.S. Treasury Notes	4.250%	11/15/34	500,000	501,562
U.S. Treasury Notes	4.625%	2/15/35	40,000	41,328
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	305,195

Total U.S. Government & Agency Obligations (Cost — $27,818,560)				24,261,785
Collateralized Mortgage Obligations(j) — 17.7%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.449%	9/15/34	410,000	393,671 (a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.141%	1/25/67	499,128	468,693 (a)(c)
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	562,263
BANK, 2024-5YR7 C	7.104%	6/15/57	540,000	564,626 (c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	404,051 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.457%	1/15/55	4,109,932	$64,592 (c)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.011%	3/15/40	170,000	169,265 (a)(c)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	5.484%	9/15/38	170,000	169,451 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	18,379	17,653 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM5 A1	5.803%	6/25/64	341,540	343,047 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.007%	5/15/34	523,113	522,183 (a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	5.319%	1/15/39	250,000	249,552 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.735%	8/25/35	173,220	167,715 (a)(c)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	9.794%	7/15/32	714,000	694,687 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	54,736	48,113 (a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	521,471	470,106 (a)(c)
Ellington Financial Mortgage Trust, 2020-1 B1	5.094%	5/25/65	720,000	758,383 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	89,350 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	198,537 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.111%	1/25/30	3,350,633	146,344 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.280%	7/25/26	850,803	10,743 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.323%	7/25/35	136,667	13,049 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	3,092,964	86,643 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	1.967%	2/15/37	917,612	81,363 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	136,972	121,848
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	794,778	183,894
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	60,618	9,667
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	145,394	24,508
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	75,325	12,572
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	76,359	10,494
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	448,067	60,586
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	436,619	99,649
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	710,392	95,268
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	161,393	24,337
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	656,672	88,507
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	979,421	192,099
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	91,118
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	242,082
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	604,013	102,160
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	1,484,705	238,990
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	869,953	111,810
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	809,373	106,328
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.640%	12/25/54	108,061	107,918 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.640%	12/25/54	104,630	$104,985 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.640%	8/25/33	74,881	76,555 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	5.640%	2/25/42	82,009	82,051 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	6.436%	4/25/43	482,706	489,562 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.290%	2/25/44	340,000	341,037 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.267%	2/15/38	14,207	781 (c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	8.554%	9/25/31	240,402	253,930 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.554%	7/25/39	188,871	194,841 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.440%	10/25/41	250,000	254,415 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.436%	6/25/43	250,000	260,611 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.768%	9/25/32	100,000	95,477 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	114,490	103,730
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	264,329	230,888
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.846%	8/25/55	109,336	4,832 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	139,784	119,978
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	474,605
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	69,687	11,447
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,161,583	198,457
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	255,903	210,745
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	681,010	106,398
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	599,443	102,111
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	688,565	101,273
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	868,329	109,386
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	1,007,808	185,274
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	761,358	97,033
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,765,239	224,030
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	88,935	90,892 (a)(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	1.616%	3/20/42	270,692	25,634 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.166%	4/16/42	145,259	17,300 (c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.790%	11/16/47	31,014	28,382 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	3,600	3,451 (c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.368%	8/16/54	310,431	2,432 (c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	89,015	17,530
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	672,929	154,714
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.666%	10/16/46	222,565	28,052 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.965%	5/16/62	3,453,199	$230,612 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.883%	6/16/62	3,583,888	226,896 (c)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	67,010	9,876
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	64,337	9,143
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	67,033	9,540
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	258,211	31,159
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	4.923%	6/20/69	125,305	125,055 (c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,239,243	209,770
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	767,734	111,958
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,143,038	168,109
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	371,076	306,691
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	379,820	325,676
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	5.703%	1/20/71	443,205	452,704 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	282,156	13,668 (c)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	80,629
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	255,212	213,399
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	70,792 (c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	1,471,816	89,873 (c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	144,019 (c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	99,481	75,741
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	380,000	393,336 (a)(c)
GS Mortgage-Backed Securities Trust, 2024-RPL4 A1	3.900%	9/25/61	264,034	255,310 (a)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	271,807	272,207 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	114,920	90,413 (a)(c)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	6.411%	3/15/36	29,560	29,566 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1	5.250%	7/25/67	74,643	74,501 (a)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	5.667%	2/19/37	416,815	416,830 (a)(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	5.467%	11/15/34	259,915	257,397 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	522,789	532,255 (a)(c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	5.717%	3/15/39	240,000	239,276 (a)(c)
NYC Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	6.310%	8/15/29	200,000	201,079 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	62,139	51,449 (a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	385,367 (a)(c)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	189,890	192,140 (a)
OBX Trust, 2024-NQM11 A3	6.230%	6/25/64	214,943	215,952 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	162,880	136,052 (a)(c)
PRKCM Trust, 2022-AFC2 M1	6.145%	8/25/57	730,000	729,792 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	411,636	413,810 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	192,062	194,070 (a)
RIDE, 2025-SHRE D	6.297%	2/14/47	260,000	263,680 (a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	289,972 (a)
Towd Point Mortgage Trust, 2017-4 B2	3.669%	6/25/57	250,000	210,133 (a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	0.903%	3/15/51	7,574,590	166,991 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	$166,540 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	300,903
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.191%	3/15/50	1,728,665	33,077 (c)

Total Collateralized Mortgage Obligations (Cost — $23,178,169)				22,838,142
			Face Amount†/ Units
Asset-Backed Securities — 6.7%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.488%	4/17/38	270,000	270,082 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	255,660 (a)
Birch Grove CLO Ltd., 2024-11A A1 (3 mo. Term SOFR + 1.360%)	5.709%	1/22/38	410,000	409,036 (a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	5.684%	7/17/34	270,000	270,205 (a)(c)
CIFC Funding Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.320%)	5.669%	1/18/38	130,000	129,778 (a)(c)
DLLMT LLC, 2024-1A A4	4.980%	4/20/32	260,000	263,634 (a)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	238,800	245,558 (a)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	5.254%	10/25/56	150,610	150,717 (a)(c)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	5.813%	4/20/37	260,000	260,718 (a)(c)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	249,375	259,044 (a)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.843%	4/20/37	415,000	416,040 (a)(c)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	250,000	254,473 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	240,000	248,961 (a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000	172,024 (a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	90,105	83,503 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	124,800	120,506 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	365,028	359,739 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	5.334%	1/15/43	41,273	41,282 (a)(c)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	5.804%	6/25/65	168,994	171,250 (a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.073%	11/16/36	350,000	350,924 (a)(c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.472%	4/20/38	220,000	218,068 (a)(c)
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	5.713%	7/20/37	510,000	510,958 (a)(c)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	440,000	470,696 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.498%	4/15/38	220,000	219,679 (a)(c)(g)
SMB Private Education Loan Trust, 2015-C R	16.156%	9/18/46	1,092	282,823 (a)(k)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	5.164%	1/15/53	155,772	153,057 (a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	241,716	218,989 (a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	82,675	77,235 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	600,000	607,673 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	230,872	232,960 (a)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. Term SOFR + 0.834%)	5.155%	7/25/35	125,964	120,642 (c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	4.855%	2/25/37	164,140	161,083 (c)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.482%	4/20/38	200,000	199,712 (a)(c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	89,728	84,122 (a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	53,154	47,363
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	5.304%	7/30/32	280,000	279,594 (a)(c)

Total Asset-Backed Securities (Cost — $9,858,197)				8,617,788
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 2.1%
Consumer Discretionary — 0.4%
Automobile Components — 0.2%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.825%	5/6/30	248,752	$245,766 (c)(l)(m)
Hotels, Restaurants & Leisure — 0.2%
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.075%	8/17/28	37,417	37,416 (c)(e)(l)(m)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	67,141	66,805 (c)(l)(m)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	6.563%	2/6/30	24,600	24,498 (c)(l)(m)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/30/30	57,011	56,859 (c)(l)(m)
Four Seasons Hotels Ltd., 2024 Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.075%	11/30/29	80,659	80,716 (c)(l)(m)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.325%	7/18/31	33,460	33,184 (c)(l)(m)
Total Hotels, Restaurants & Leisure				299,478

Total Consumer Discretionary				545,244
Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.549%	3/31/28	55,393	55,234 (c)(l)(m)

Financials — 0.4%
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	7.075%	9/15/31	139,650	138,469 (c)(l)(m)
Financial Services — 0.1%
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.049%	4/9/27	59,313	56,427 (c)(l)(m)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/6/28	45,000	45,215 (c)(l)(m)
Total Financial Services				101,642
Insurance — 0.2%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	7.325%	11/6/30	108,069	107,586 (c)(l)(m)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	8.575%	9/19/30	155,339	153,580 (c)(l)(m)
Total Insurance				261,166

Total Financials				501,277
Health Care — 1.0%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.575%	10/23/28	278,600	278,387 (c)(l)(m)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	5/30/31	79,600	79,550 (c)(l)(m)
Health Care Technology — 0.4%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.073%	5/1/31	484,617	474,925 (c)(e)(l)(m)
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.399%	10/1/27	472,445	444,400 (c)(l)(m)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.575%	5/5/28	20,423	20,438 (c)(l)(m)
Total Pharmaceuticals				464,838

Total Health Care				1,297,700
Industrials — 0.2%
Construction & Engineering — 0.2%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.825%	7/1/31	263,107	261,946 (c)(l)(m)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.1%
Software — 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.175%	10/8/28	15,669	$15,486 (c)(l)(m)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.325%	10/16/26	75,785	73,900 (c)(l)(m)

Total Information Technology				89,386
Total Senior Loans (Cost — $2,787,442)				2,750,787
Sovereign Bonds — 1.9%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	268,995	197,039
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	319,906	206,739 (n)
Total Argentina				403,778
Brazil — 0.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	602,000 BRL	94,932
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,564,000 BRL	215,317
Total Brazil				310,249
Colombia — 0.2%

Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000	253,300
Jamaica — 0.1%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	14,500,000 JMD	95,723
Kenya — 0.2%

Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	240,000	235,206 (a)
Mexico — 0.3%

Mexico Government International Bond, Senior Notes	4.600%	2/10/48	440,000	323,510
Nigeria — 0.2%

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	192,358 (a)
Peru — 0.0%††

Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	47,687
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	47,000,000 INR	565,831

Total Sovereign Bonds (Cost — $2,493,400)				2,427,642
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $756,849)	1.875%	7/15/34	739,045	746,159
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.3%
3-Month SOFR Futures, Call @ $96.000	6/13/25	55	137,500	12,375
3-Month SOFR Futures, Call @ $96.125	9/12/25	80	200,000	49,000
3-Month SOFR Futures, Call @ $96.250	12/12/25	38	95,000	35,150
3-Month SOFR Futures, Call @ $96.313	12/12/25	64	160,000	55,200
3-Month SOFR Futures, Call @ $96.750	6/12/26	54	135,000	51,974
U.S. Treasury 5-Year Notes Futures, Call @ $108.250	4/4/25	28	28,000	7,000
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	4/11/25	32	32,000	15,250
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	4/25/25	36	36,000	61,031
U.S. Treasury 5-Year Notes Futures, Call @ $108.250	4/25/25	30	30,000	14,297
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Put @ $107.250		4/11/25	32	32,000	$2,500
U.S. Treasury 5-Year Notes Futures, Put @ $106.500		4/25/25	54	54,000	2,109
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.750		4/4/25	20	20,000	13,438
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $109.750		4/4/25	32	32,000	1,000
U.S. Treasury 10-Year Notes Futures, Call @ $111.000		4/25/25	41	41,000	35,234
U.S. Treasury 10-Year Notes Futures, Call @ $112.000		4/25/25	45	45,000	20,391
U.S. Treasury 10-Year Notes Futures, Put @ $107.500		4/25/25	22	22,000	688
U.S. Treasury 10-Year Notes Futures, Put @ $110.000		4/25/25	30	30,000	7,969

Total Exchange-Traded Purchased Options (Cost — $345,108)					384,606
	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.44 Index, Put @ 105.500bps, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	BNP Paribas SA	6/18/25	600,000	600,000	3,857
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.288CNY	BNP Paribas SA	4/29/25	750,000	750,000	569
U.S. Dollar/Euro, Call @ $1.074	Citibank N.A.	4/23/25	1,270,000	1,270,000	5,948

Total OTC Purchased Options (Cost — $13,640)					10,374

Total Purchased Options (Cost — $358,748)					394,980
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				1,484	20,773 *(d)(e)
Spirit Aviation Holdings Inc.				9	126 *(d)(e)(o)

Total Common Stocks (Cost — $20,846)					20,899
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $12,843)			3/12/30	1,055	14,770 *(a)(d)(e)(o)
Total Investments before Short-Term Investments (Cost — $147,929,775)					140,454,905
		Rate		Shares
Short-Term Investments — 3.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,430,550)		4.315%		4,430,550	4,430,550 (p)(q)
Total Investments — 112.5% (Cost — $152,360,325)					144,885,455
Liabilities in Excess of Other Assets — (12.5)%					(16,112,433)
Total Net Assets — 100.0%					$128,773,022

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2025, the Portfolio held TBA securities with a total cost of $17,850,852.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Rate shown is the current yield based on income received over the trailing twelve months.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(o)	Restricted security (Note 3).
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2025, the total market value of investments in Affiliated Companies was $4,430,550 and the cost was $4,430,550 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
At March 31, 2025, the Portfolio had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$96.500	72	$180,000	$(5,850)
3-Month SOFR Futures, Call	9/12/25	96.625	19	47,500	(4,987)
3-Month SOFR Futures, Call	12/12/25	96.563	44	110,000	(27,225)
3-Month SOFR Futures, Call	12/12/25	96.750	38	95,000	(18,763)
3-Month SOFR Futures, Put	12/12/25	95.375	38	95,000	(2,138)
U.S. Treasury 5-Year Notes Futures, Call	4/4/25	108.750	56	56,000	(5,688)
U.S. Treasury 5-Year Notes Futures, Call	4/25/25	109.250	30	30,000	(5,391)
U.S. Treasury 5-Year Notes Futures, Call	4/25/25	109.500	60	60,000	(8,437)
U.S. Treasury 5-Year Notes Futures, Call	5/23/25	109.000	32	32,000	(13,750)
U.S. Treasury 5-Year Notes Futures, Call	5/23/25	110.000	45	45,000	(9,844)
U.S. Treasury 5-Year Notes Futures, Put	4/25/25	106.750	48	48,000	(3,000)
U.S. Treasury 5-Year Notes Futures, Put	4/25/25	107.750	18	18,000	(5,625)
U.S. Treasury 5-Year Notes Futures, Put	5/23/25	106.500	32	32,000	(4,750)
U.S. Treasury 6 to 7-Year Notes Futures, Put	4/4/25	110.250	16	16,000	(1,250)
U.S. Treasury 10-Year Notes Futures, Call	4/25/25	112.500	78	78,000	(24,375)
U.S. Treasury 10-Year Notes Futures, Call	4/25/25	114.000	42	42,000	(3,938)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	112.500	45	45,000	(28,125)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	113.000	30	30,000	(14,531)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	114.000	30	30,000	(8,906)
U.S. Treasury 10-Year Notes Futures, Put	4/25/25	106.000	44	44,000	(0)(a)
U.S. Treasury 10-Year Notes Futures, Put	4/25/25	111.000	15	15,000	(9,609)
Total Exchange-Traded Written Options (Premiums received — $231,349)					(206,182)

OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.HY.44 Index, Call, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	BNP Paribas SA	6/18/25	100.000 bps	600,000	600,000 ‡	$(3,272)
U.S. Dollar/Euro, Call	BNP Paribas SA	4/23/25	$1.063	640,000	640,000	(1,343)
U.S. Dollar/Euro, Call	Goldman Sachs Group Inc.	4/23/25	1.063	670,000	670,000	(1,406)
Total OTC Written Options (Premiums received — $7,070)						(6,021)
Total Written Options (Premiums received — $238,419)						$(212,203)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	74	3/26	$17,838,823	$17,829,375	$(9,448)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
3-Month SOFR	31	3/27	$7,452,602	$7,483,788	$31,186
U.S. Treasury 10-Year Notes	243	6/25	26,797,721	27,026,156	228,435
U.S. Treasury Long-Term Bonds	65	6/25	7,499,865	7,623,281	123,416
United Kingdom Long Gilt Bonds	10	6/25	1,195,791	1,184,406	(11,385)
					362,204
Contracts to Sell:
3-Month SOFR	14	12/25	3,359,096	3,366,650	(7,554)
U.S. Treasury 2-Year Notes	136	6/25	28,018,507	28,175,375	(156,868)
U.S. Treasury 5-Year Notes	44	6/25	4,751,058	4,758,875	(7,817)
U.S. Treasury Ultra 10-Year Notes	85	6/25	9,480,900	9,700,625	(219,725)
U.S. Treasury Ultra Long-Term Bonds	39	6/25	4,736,057	4,767,750	(31,693)
					(423,657)
Net unrealized depreciation on open futures contracts					$(61,453)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,253,902	USD	216,852	Citibank N.A.	4/2/25	$2,781
USD	218,366	BRL	1,253,902	Citibank N.A.	4/2/25	(1,266)
BRL	1,253,902	USD	218,366	Goldman Sachs Group Inc.	4/2/25	1,266
USD	218,793	BRL	1,253,902	Goldman Sachs Group Inc.	4/2/25	(840)
AUD	21,853	USD	13,805	Bank of America N.A.	4/16/25	(148)
AUD	80,000	USD	50,419	Bank of America N.A.	4/16/25	(425)
AUD	140,000	USD	88,535	Bank of America N.A.	4/16/25	(1,044)
AUD	140,000	USD	88,084	Bank of America N.A.	4/16/25	(594)
AUD	230,000	USD	145,215	Bank of America N.A.	4/16/25	(1,481)
AUD	600,000	USD	378,479	Bank of America N.A.	4/16/25	(3,520)
AUD	1,154,290	USD	714,729	Bank of America N.A.	4/16/25	6,622
EUR	130,000	USD	135,993	Bank of America N.A.	4/16/25	4,696
EUR	130,000	USD	135,842	Bank of America N.A.	4/16/25	4,847
USD	51,136	AUD	80,000	Bank of America N.A.	4/16/25	1,141
USD	177,894	EUR	170,000	Bank of America N.A.	4/16/25	(6,085)
EUR	140,000	USD	146,387	BNP Paribas SA	4/16/25	5,124
USD	215,204	CAD	308,565	BNP Paribas SA	4/16/25	614
USD	848,531	GBP	688,267	BNP Paribas SA	4/16/25	(40,505)
INR	31,052,863	USD	357,855	Citibank N.A.	4/16/25	4,925
JPY	3,750,000	USD	24,449	Citibank N.A.	4/16/25	597
JPY	11,469,000	USD	77,734	Citibank N.A.	4/16/25	(1,132)
JPY	22,670,000	USD	147,832	Citibank N.A.	4/16/25	3,581
JPY	24,070,000	USD	156,624	Citibank N.A.	4/16/25	4,140
JPY	27,450,000	USD	183,137	Citibank N.A.	4/16/25	202
JPY	137,582,853	USD	878,586	Citibank N.A.	4/16/25	40,333
MXN	1,150,000	USD	55,501	Citibank N.A.	4/16/25	572
MXN	2,580,000	USD	124,237	Citibank N.A.	4/16/25	1,560
NOK	2,577	USD	226	Citibank N.A.	4/16/25	19
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,637	CHF	2,381	Citibank N.A.	4/16/25	$(59)
USD	21,423	INR	1,870,000	Citibank N.A.	4/16/25	(424)
USD	63,606	INR	5,550,000	Citibank N.A.	4/16/25	(1,233)
USD	65,906	INR	5,750,000	Citibank N.A.	4/16/25	(1,269)
USD	197,559	INR	17,240,000	Citibank N.A.	4/16/25	(3,850)
USD	201,815	INR	17,680,000	Citibank N.A.	4/16/25	(4,734)
USD	228,002	INR	19,900,000	Citibank N.A.	4/16/25	(4,483)
USD	89,006	JPY	13,230,000	Citibank N.A.	4/16/25	642
USD	89,734	JPY	13,350,000	Citibank N.A.	4/16/25	569
USD	173,058	JPY	26,000,000	Citibank N.A.	4/16/25	(597)
USD	194,939	JPY	29,330,000	Citibank N.A.	4/16/25	(956)
USD	282,799	JPY	43,740,000	Citibank N.A.	4/16/25	(9,341)
USD	369,132	JPY	54,690,000	Citibank N.A.	4/16/25	3,856
EUR	130,000	USD	135,947	Goldman Sachs Group Inc.	4/16/25	4,742
MXN	2,180,000	USD	105,213	Goldman Sachs Group Inc.	4/16/25	1,081
CNH	310,000	USD	42,940	JPMorgan Chase & Co.	4/16/25	(221)
CNH	320,000	USD	44,366	JPMorgan Chase & Co.	4/16/25	(268)
CNH	530,000	USD	73,533	JPMorgan Chase & Co.	4/16/25	(497)
CNH	920,000	USD	127,489	JPMorgan Chase & Co.	4/16/25	(709)
CNH	2,690,000	USD	369,251	JPMorgan Chase & Co.	4/16/25	1,443
CNH	4,830,000	USD	667,630	JPMorgan Chase & Co.	4/16/25	(2,035)
USD	2,927,607	CNH	21,487,175	JPMorgan Chase & Co.	4/16/25	(33,419)
USD	135,728	INR	11,940,000	JPMorgan Chase & Co.	4/16/25	(3,763)
EUR	80,000	USD	86,139	Morgan Stanley & Co. Inc.	4/16/25	439
EUR	90,000	USD	96,778	Morgan Stanley & Co. Inc.	4/16/25	622
EUR	90,000	USD	95,808	Morgan Stanley & Co. Inc.	4/16/25	1,592
EUR	90,000	USD	94,677	Morgan Stanley & Co. Inc.	4/16/25	2,724
EUR	90,000	USD	96,898	Morgan Stanley & Co. Inc.	4/16/25	503
EUR	120,000	USD	128,907	Morgan Stanley & Co. Inc.	4/16/25	960
EUR	220,000	USD	231,197	Morgan Stanley & Co. Inc.	4/16/25	6,892
EUR	270,000	USD	291,591	Morgan Stanley & Co. Inc.	4/16/25	610
MXN	701,153	USD	33,853	Morgan Stanley & Co. Inc.	4/16/25	334
MXN	1,715,410	USD	82,568	Morgan Stanley & Co. Inc.	4/16/25	1,073
MXN	2,328,529	USD	113,013	Morgan Stanley & Co. Inc.	4/16/25	523
MXN	3,644,306	USD	176,057	Morgan Stanley & Co. Inc.	4/16/25	1,634
MXN	4,378,666	USD	214,480	Morgan Stanley & Co. Inc.	4/16/25	(982)
USD	1,417,682	EUR	1,370,378	Morgan Stanley & Co. Inc.	4/16/25	(65,375)
USD	340,126	MXN	6,970,000	Morgan Stanley & Co. Inc.	4/16/25	279
USD	547,761	MXN	11,312,078	Morgan Stanley & Co. Inc.	4/16/25	(3,800)
USD	144,385	EUR	134,000	Goldman Sachs Group Inc.	4/24/25	(696)
BRL	1,253,902	USD	217,574	Goldman Sachs Group Inc.	5/5/25	724
CNH	1,731,072	USD	240,000	BNP Paribas SA	5/6/25	(1,109)
Net unrealized depreciation on open forward foreign currency contracts						$(82,598)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At March 31, 2025, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	29,330,000BRL	1/2/29	BRL-CDI**	10.230%**	$(572,434)	—	$(572,434)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$7,719,000	1/17/28	Daily SOFR Compound annually	4.100% annually	$83,797	$303	$83,494
	11,993,000	11/30/31	4.060% annually	Daily SOFR Compound annually	(244,890)	(36,190)	(208,700)
	1,816,000	1/17/36	4.220% annually	Daily SOFR Compound annually	(63,026)	—	(63,026)
Total	$21,528,000				$(224,119)	$(35,887)	$(188,232)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$11,048,000	6/20/30	1.000% quarterly	$199,495	$214,485	$(14,990)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$1,548,500	6/20/30	5.000% quarterly	$(79,841)	$(91,494)	$11,653

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$717,000	7/4/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(7,132)	—	$(7,132)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus VIT Portfolio
[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.150%
Daily SOFR Compound	4.410%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$13,540,288	$0 *	$13,540,288
Other Corporate Bonds & Notes	—	29,856,136	—	29,856,136
Mortgage-Backed Securities	—	34,985,529	—	34,985,529
U.S. Government & Agency Obligations	—	24,261,785	—	24,261,785
Collateralized Mortgage Obligations	—	22,838,142	—	22,838,142
Asset-Backed Securities	—	8,617,788	—	8,617,788
Senior Loans:
Consumer Discretionary	—	507,828	37,416	545,244
Health Care	—	822,775	474,925	1,297,700
Other Senior Loans	—	907,843	—	907,843
Sovereign Bonds	—	2,427,642	—	2,427,642
U.S. Treasury Inflation Protected Securities	—	746,159	—	746,159
Purchased Options:
Exchange-Traded Purchased Options	$384,606	—	—	384,606
OTC Purchased Options	—	10,374	—	10,374
Common Stocks	—	—	20,899	20,899
Warrants	—	—	14,770	14,770
Total Long-Term Investments	384,606	139,522,289	548,010	140,454,905
Short-Term Investments†	4,430,550	—	—	4,430,550
Total Investments	$4,815,156	$139,522,289	$548,010	$144,885,455
Other Financial Instruments:
Futures Contracts††	$383,037	—	—	$383,037
Forward Foreign Currency Contracts††	—	$114,262	—	114,262
Centrally Cleared Interest Rate Swaps††	—	83,494	—	83,494
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	11,653	—	11,653
Total Other Financial Instruments	$383,037	$209,409	—	$592,446
Total	$5,198,193	$139,731,698	$548,010	$145,477,901

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$206,182	—	—	$206,182
OTC Written Options	—	$6,021	—	6,021
Futures Contracts††	444,490	—	—	444,490
Forward Foreign Currency Contracts††	—	196,860	—	196,860
OTC Interest Rate Swaps	—	572,434	—	572,434
Centrally Cleared Interest Rate Swaps††	—	271,726	—	271,726
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	14,990	—	14,990
OTC Total Return Swaps	—	7,132	—	7,132
Total	$650,672	$1,069,163	—	$1,719,835

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,562,794	$7,653,941	7,653,941	$9,786,185	9,786,185

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$77,558	—	$4,430,550
3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Aviation Holdings Inc., Common Shares	9	3/25	$109	$126	$14.00	0.00%(a)
Spirit Airlines LLC, Warrants	1,055	3/25	12,843	14,770 (b)	14.00	0.01%
			$12,952	$14,896		0.01%

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report